Operating Segments (Narrative) (Details)	12 Months Ended
Dec. 31, 2019
PV Plants [Member]
Disclosure of geographical areas [line items]
Production capacity	Approximately 22.6MWp aggregate installed capacity of photovoltaic power plants in Italy, that the Company sold on December 20, 2019, (ii) approximately 7.9MWp aggregate installed capacity of photovoltaic power plants in Spain, (iii) a photovoltaic power plant of approximately 9 MWp installed capacity in Israel and (iv) Talasol, which is constructing a photovoltaic plant with a peak capacity of 300 MW in the municipality of Talavan, Caceres, Spain.
Dorad Energy Ltd [Member]
Disclosure of geographical areas [line items]
Proportion of ownership interest	9.375%
Production capacity	Production capacity of approximately 860 MW, located south of Ashkelon, Israel.
Anaerobic digestion plants [Member]
Disclosure of geographical areas [line items]
Production capacity	Groen Gas Goor B.V. and of Groen Gas Oude-Tonge B.V., project companies operating anaerobic digestion plants with a green gas production capacity of approximately 375 Nm3/h, in Goor, the Netherlands and 475 Nm3/h, in Oude Tonge, the Netherlands, respectively.
Anaerobic digestion plants [Member]
Disclosure of geographical areas [line items]
Production capacity	75% of a project to construct a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel.